May 3, 2018
VIA EDGAR
Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC 20549
RE:	Thrivent AdvisorFlex Annuity 1933 Act File No. 333-216125 1940 Act File No. 811-21111
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Thrivent AdvisorFlex Annuity (the “Registrant”) hereby certifies that the form of the prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Form N-4 would not have differed from that contained in the most recent registration statement amendment. The most recent amendment was filed electronically pursuant to Rule 485(b) under the 1933 Act on April 27, 2018, bearing an effective date of April 30, 2018.
Please direct any comments or questions concerning this filing to me at (920) 628-2347.
Respectfully,
Cynthia K. Mueller
Senior Counsel